Consolidated Statement of Financial Position - PEN (S/) S/ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	S/ 90,193	S/ 81,773
Other financial instruments		86,893
Trade and other receivables, net	99,688	101,491
Income tax prepayments	4,485	8,268
Inventories	791,074	884,969
Prepayments	6,809	25,059
Total current assets	992,249	1,188,453
Non-current assets
Trade and other receivables, net	43,397	43,543
Financial investments designated at fair value through other comprehensive income	249	274
Property, plant and equipment, net	2,099,351	2,007,838
Intangible assets, net	62,920	56,861
Goodwill	4,459	4,459
Deferred income tax assets	11,428	9,005
Right of use assets	7,609	3,639
Other assets	73	89
Total non-current assets	2,229,486	2,125,708
Total assets	3,221,735	3,314,161
Current liabilities
Trade and other payables	231,511	284,554
Financial obligations	383,146	618,907
Lease liabilities	3,999	2,005
Income tax payable	14,222	16,340
Provisions	56,510	31,333
Total current liabilities	689,388	953,139
Non-current liabilities
Financial obligations	1,189,880	974,264
Lease liabilities	4,130	2,350
Provisions	27,453	47,638
Deferred income tax liabilities	120,876	141,635
Total non-current liabilities	1,342,339	1,165,887
Total liabilities	2,031,727	2,119,026
Equity
Capital stock	423,868	423,868
Investment shares	40,279	40,279
Investment shares held in treasury	(121,258)	(121,258)
Additional paid-in capital	432,779	432,779
Legal reserve	168,636	168,636
Other accumulated comprehensive loss	(16,290)	(17,787)
Retained earnings	261,994	268,618
Total equity	1,190,008	1,195,135
Total liabilities and equity	S/ 3,221,735	S/ 3,314,161